Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity		$ 17,527.3	$ 17,907.2	$ 17,365.2
Accumulated other comprehensive income (loss)
Equity	[1]	(799.0)	(711.7)	(565.3)
Accumulated other comprehensive income (loss) | European Run-off
Equity			(127.5)
Multiple voting shares | Equity issued
Common stock, multiple voting shares, value		3.8	3.8	3.8
Equity	[2]	$ 6,712.0	$ 6,797.2	$ 6,859.0

[1]	Accumulated other comprehensive loss at December 31, 2019 of $711.7 included European Run-off's loss of $127.5 related primarily to net unrealized foreign currency translation losses (note 23).
[2]	Includes multiple voting shares with a carrying value of $3.8 at January 1, 2019, December 31, 2019 and December 31, 2020.